S000072489 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nuveen ESG Dividend ETF | Nuveen ESG Dividend ETF
Prospectus [Line Items]
Annual Return [Percent]	10.83%	13.88%	10.17%	(7.65%)